Long-term debt (Details)			0 Months Ended	12 Months Ended				0 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended																				12 Months Ended												12 Months Ended													1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended				1 Months Ended				12 Months Ended					0 Months Ended				12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended														12 Months Ended				0 Months Ended			0 Months Ended																0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended		0 Months Ended		12 Months Ended															0 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2005 US$800 facility USD ($) rig	Dec. 31, 2013 US$800 facility USD ($) tranche	Dec. 20, 2013 US$800 facility USD ($)	Dec. 31, 2012 US$800 facility USD ($)	Dec. 31, 2006 US$800 facility USD ($)	Feb. 28, 2007 US$170 facility USD ($)	Dec. 31, 2013 US$170 facility USD ($)	Dec. 31, 2012 US$170 facility USD ($)	Apr. 30, 2008 $100 facility USD ($) lender	Dec. 31, 2013 $100 facility USD ($)	Dec. 31, 2012 $100 facility USD ($)	Dec. 31, 2013 US$1,500 facility USD ($)	Dec. 31, 2012 US$1,500 facility USD ($)	Jun. 30, 2009 US$1,500 facility USD ($)	Dec. 31, 2013 US$1,200 facility USD ($)	Dec. 31, 2012 US$1,200 facility USD ($)	Oct. 31, 2010 $700 facility USD ($) drilling_unit	Dec. 31, 2013 $700 facility USD ($)	Dec. 31, 2012 $700 facility USD ($)	Jan. 31, 2011 Credit facility US$1,121 rig	Dec. 31, 2013 Credit facility US$1,121 USD ($)	Dec. 31, 2012 Credit facility US$1,121 USD ($)	Apr. 30, 2011 US$2,000 facility (North Atlantic Drilling) USD ($) drilling_unit	Dec. 31, 2013 US$2,000 facility (North Atlantic Drilling) USD ($)	Dec. 31, 2012 US$2,000 facility (North Atlantic Drilling) USD ($)	Dec. 31, 2013 US$400 facility USD ($)	Dec. 31, 2012 US$400 facility USD ($)	Dec. 31, 2011 US$400 facility USD ($)	Dec. 31, 2013 US$550 facility USD ($)	Dec. 31, 2012 US$550 facility USD ($)	Jul. 31, 2012 $900 facility USD ($)	Dec. 31, 2013 $900 facility USD ($)	Dec. 31, 2012 $900 facility USD ($)	Jul. 30, 2012 $900 facility USD ($)	Dec. 31, 2013 US$440 facility USD ($) rig	Dec. 31, 2012 US$440 facility USD ($)	Dec. 20, 2013 US$450 facility (Eclipse)	Dec. 31, 2012 US$450 facility (Eclipse) USD ($)	Dec. 31, 2013 US$450 facility (Eclipse) USD ($)	Dec. 31, 2013 US$1,450 facility USD ($)	Mar. 20, 2013 US$1,450 facility USD ($)	Dec. 31, 2012 US$1,450 facility USD ($)	Dec. 31, 2013 US$360 facility (Asia Offshore Drilling) USD ($)	Dec. 31, 2012 US$360 facility (Asia Offshore Drilling) USD ($)	Dec. 31, 2013 Credit facility US$300 USD ($)	Dec. 31, 2012 Credit facility US$300 USD ($)	Dec. 31, 2013 $1,750 facility (Sevan Drilling) USD ($)	Dec. 31, 2012 $1,750 facility (Sevan Drilling) USD ($)	Dec. 31, 2013 $150 facility USD ($)	Oct. 22, 2013 $150 facility USD ($)	Dec. 31, 2012 $150 facility USD ($)	Dec. 31, 2013 US$450 facility (Eminence) USD ($)	Dec. 31, 2012 US$450 facility (Eminence) USD ($)	Dec. 31, 2013 Total Bank Loans and other USD ($)	Dec. 31, 2012 Total Bank Loans and other USD ($)	Dec. 31, 2013 Ship Finance International Loans, $700 facility USD ($)	Dec. 31, 2012 Ship Finance International Loans, $700 facility USD ($)	Dec. 31, 2013 Ship Finance International Loans, $1,400 facility USD ($)	Dec. 31, 2012 Ship Finance International Loans, $1,400 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $420 facility USD ($)	Dec. 31, 2012 Credit facility, Ship Finance International Loans, $420 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $375 facility USD ($)	Dec. 31, 2012 Credit facility, Ship Finance International Loans, $375 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $390 facility USD ($)	Dec. 31, 2012 Credit facility, Ship Finance International Loans, $390 facility USD ($)	Dec. 31, 2013 Credit facility, Ship Finance International Loans, $475 facility USD ($)	Dec. 31, 2012 Credit facility, Ship Finance International Loans, $475 facility USD ($)	Dec. 31, 2013 Total Ship Finance Facilities USD ($)	Dec. 31, 2012 Total Ship Finance Facilities USD ($)	Dec. 31, 2013 Bonds USD ($)	Dec. 31, 2012 Bonds USD ($)	Dec. 31, 2013 Convertible bonds USD ($)	Dec. 31, 2012 Convertible bonds USD ($)	Dec. 31, 2013 Total Bonds USD ($)	Dec. 31, 2012 Total Bonds USD ($)	Dec. 31, 2013 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2013 Other credit facilities with corresponding restricted cash deposit [Member] NOK	Dec. 31, 2012 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 23, 2010 Credit facility, Sevan Drilling, $525 facility USD ($)	Mar. 08, 2011 Credit facility, Sevan Drilling, $480 facility USD ($)	Sep. 27, 2013 Credit facility, Sevan Drilling, $1,750 facility USD ($) tranche	Oct. 17, 2013 Credit facility, International Loans, 1 USD ($)	Jan. 31, 2012 Floating interest rate bonds USD ($)	Jan. 31, 2012 Floating interest rate bonds NOK	Mar. 05, 2013 Floating interest rate bonds NOK	Oct. 31, 2010 $350 million fixed interest rate bond USD ($)	Dec. 31, 2013 $350 million fixed interest rate bond USD ($)	Dec. 31, 2012 $350 million fixed interest rate bond USD ($)	May 31, 2012 $350 million fixed interest rate bond USD ($)	Sep. 30, 2012 $1,000 million fixed interest bond USD ($)	Dec. 31, 2013 $1,000 million fixed interest bond USD ($)	Oct. 31, 2010 Convertible bonds due 2017 USD ($)	Dec. 31, 2013 Convertible bonds due 2017 USD ($)	Dec. 31, 2013 Bank Loans USD ($)	Apr. 30, 2008 Commercial Interest Reference Rate Term Loan 1 NOK	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 1 USD ($)	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 1 NOK	Dec. 31, 2012 Commercial Interest Reference Rate Term Loan 1 USD ($)	Jun. 30, 2008 Commercial Interest Reference Rate Term Loan 2 NOK	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 2 USD ($)	Dec. 31, 2012 Commercial Interest Reference Rate Term Loan 2 USD ($)	Dec. 31, 2012 Commercial Interest Reference Rate Term Loan 2 NOK	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 3 USD ($)	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 3 NOK	Dec. 31, 2012 Commercial Interest Reference Rate Term Loan 3 USD ($)	Dec. 31, 2013 West Oberon $150 facility USD ($)	Dec. 31, 2013 West Prospero $150 facility USD ($)	Dec. 28, 2012 SFL West Polaris Limited Ship Finance International Loans, $700 facility USD ($)	Dec. 31, 2013 SFL West Polaris Limited Ship Finance International Loans, $700 facility USD ($)	Dec. 31, 2012 SFL West Polaris Limited Ship Finance International Loans, $700 facility USD ($)	Oct. 31, 2010 SFL West Polaris Limited Ship Finance International Loans, $700 facility USD ($)	Dec. 31, 2013 West Taurus Ship Finance International Loans, $1,400 facility USD ($)	Oct. 31, 2013 West Taurus Ship Finance International Loans, $1,400 facility USD ($)	Sep. 30, 2008 West Taurus Ship Finance International Loans, $1,400 facility USD ($)	Dec. 31, 2013 North Atlantic Drilling Bank Loans USD ($)	Dec. 31, 2013 West Hercules Ship Finance International Loans, $1,400 facility USD ($)	May 24, 2013 West Hercules Ship Finance International Loans, $1,400 facility USD ($)	Sep. 30, 2008 West Hercules Ship Finance International Loans, $1,400 facility USD ($)	Dec. 31, 2013 Ship Finance Variable Interest Entities USD ($)	Feb. 21, 2014 Subsequent Event Term Loan B USD ($)	Dec. 31, 2013 Subsequent Event $1,000 million fixed interest bond	Dec. 31, 2013 Tranche 1 US$360 facility (Asia Offshore Drilling) USD ($)	Dec. 31, 2013 Tranche 2 US$360 facility (Asia Offshore Drilling) USD ($)	Dec. 31, 2013 Tranche 3 US$360 facility (Asia Offshore Drilling) USD ($)	Jul. 31, 2012 Secured Term Loan I $375 $900 facility USD ($)	Dec. 31, 2013 Secured Term Loan II $150 $900 facility USD ($)	Feb. 21, 2014 Term Loan B Subsequent Event USD ($)	Feb. 21, 2014 Term Loan B Subsequent Event Seadrill Partners LLC USD ($)	Sep. 20, 2013 US $500 Million Fixed Interest Bond Senior Unsecured Bond USD ($)	Dec. 31, 2013 Floating interest rate bonds Senior Unsecured Bond	Dec. 31, 2013 Credit facility, Sevan Drilling, $1,750 facility Sevan Drilling Pte Ltd. USD ($)	Dec. 31, 2013 Credit facility, Sevan Drilling, $1,750 facility Sevan Drilling Rig II Pte Ltd. USD ($)	Dec. 31, 2013 Credit facility, Sevan Drilling, $1,750 facility Sevan Drilling Rig V Pte Ltd. USD ($)	Sep. 27, 2013 Credit facility, Sevan Drilling, $1,750 facility Tranche 1 USD ($)	Dec. 31, 2013 Credit facility, Sevan Drilling, $1,750 facility Tranche 2	Sep. 27, 2013 Credit facility, Sevan Drilling, $1,750 facility Tranche 2 USD ($)	Dec. 31, 2013 Credit facility US$300 Seadrill Tucana Ltd. USD ($)	Dec. 31, 2013 Credit facility US$300 Seadrill Castor Ltd. USD ($)	Nov. 08, 2013 Credit facility US$300 Secured Debt USD ($)	Aug. 23, 2013 Credit facility US$300 Secured Debt USD ($)	Jul. 16, 2013 Credit facility US$300 Secured Debt USD ($)	Apr. 10, 2013 US$360 facility (Asia Offshore Drilling) Secured Debt USD ($) tranche	Apr. 15, 2013 US$360 facility (Asia Offshore Drilling) Tranche 1 USD ($)	Apr. 10, 2013 US$360 facility (Asia Offshore Drilling) Tranche 1 USD ($)	Apr. 10, 2013 US$360 facility (Asia Offshore Drilling) Tranche 2 USD ($)	Apr. 10, 2013 US$360 facility (Asia Offshore Drilling) Tranche 3 USD ($)	Jul. 17, 2013 US$360 facility (Asia Offshore Drilling) Tranche 2 and Tranche 3 USD ($)	Dec. 31, 2013 US$1,450 facility Tranche 1 USD ($)	Dec. 31, 2013 US$1,450 facility Tranche 2 USD ($)	Dec. 31, 2013 US$1,450 facility Tranche 3 USD ($)	Dec. 13, 2013 US$450 facility (Eminence) Secured Debt USD ($)	Dec. 10, 2013 Credit facility US$1,121 USD ($)	Jan. 31, 2011 Credit facility US$1,121 USD ($)	Feb. 21, 2014 Credit facility US$1,121 West Leo Subsequent Event USD ($)	Feb. 21, 2014 US$1,500 facility Subsequent Event USD ($)	Dec. 31, 2013 NOK1,500 Million Floating Interest Rate Bond Senior Unsecured Bond	Oct. 17, 2013 NOK1,500 Million Floating Interest Rate Bond Senior Unsecured Bond NOK	Oct. 17, 2013 LIBOR Credit facility, International Loans, 1 Secured Debt	Dec. 31, 2013 LIBOR Credit facility, International Loans, 1 Secured Debt	Sep. 30, 2008 LIBOR Ship Finance International Loans, $1,400 facility Secured Debt West Taurus	Dec. 31, 2013 LIBOR Ship Finance International Loans, $1,400 facility Secured Debt West Taurus	Dec. 31, 2013 LIBOR Ship Finance International Loans, $1,400 facility Secured Debt West Hercules	Dec. 28, 2012 LIBOR Ship Finance International Loans, $700 facility Secured Debt	Dec. 31, 2013 LIBOR Ship Finance International Loans, $700 facility Secured Debt	Sep. 27, 2013 LIBOR Credit facility, Sevan Drilling, $1,750 facility Secured Debt	Dec. 31, 2013 LIBOR Credit facility, Sevan Drilling, $1,750 facility Secured Debt	Mar. 08, 2011 LIBOR Credit facility, Sevan Drilling, $480 facility Secured Debt	Dec. 23, 2010 LIBOR Credit facility, Sevan Drilling, $525 facility Secured Debt	Dec. 31, 2013 LIBOR Credit facility, Sevan Drilling, $525 facility Secured Debt	Oct. 22, 2013 LIBOR Credit facility US$300 Secured Debt	Jul. 16, 2013 LIBOR Credit facility US$300 Secured Debt	Apr. 10, 2013 LIBOR US$360 facility (Asia Offshore Drilling) Secured Debt	Dec. 20, 2013 LIBOR US$1,450 facility Secured Debt	Dec. 31, 2013 LIBOR US$1,450 facility Secured Debt Minimum	Dec. 31, 2013 LIBOR US$1,450 facility Secured Debt Maximum	Dec. 20, 2013 LIBOR US$450 facility (Eminence) Secured Debt	Dec. 13, 2013 LIBOR US$450 facility (Eminence) Secured Debt	Dec. 31, 2013 LIBOR US$450 facility (Eminence) Secured Debt	Dec. 31, 2013 LIBOR US$450 facility (Eclipse) Secured Debt	Dec. 31, 2012 LIBOR US$450 facility (Eclipse) Secured Debt	Dec. 31, 2013 LIBOR US$440 facility Secured Debt	Dec. 31, 2013 LIBOR US$550 facility Secured Debt	Dec. 31, 2013 LIBOR US$550 facility Secured Debt Minimum	Dec. 31, 2013 LIBOR US$550 facility Secured Debt Maximum	Dec. 31, 2013 LIBOR US$400 facility Secured Debt	Dec. 31, 2013 LIBOR US$2,000 facility (North Atlantic Drilling) Secured Debt	Dec. 31, 2013 LIBOR Credit facility US$1,121 Secured Debt	Dec. 31, 2013 LIBOR Credit facility US$1,121 Secured Debt Minimum	Dec. 31, 2013 LIBOR Credit facility US$1,121 Secured Debt Maximum	Dec. 31, 2013 LIBOR $700 facility Secured Debt	Dec. 31, 2013 LIBOR US$1,200 facility Secured Debt	Dec. 31, 2013 LIBOR US$1,500 facility Secured Debt	Feb. 28, 2007 LIBOR US$170 facility Secured Debt	Feb. 28, 2007 LIBOR US$170 facility Secured Debt Minimum	Feb. 28, 2007 LIBOR US$170 facility Secured Debt Maximum	Dec. 31, 2013 LIBOR US$800 facility Revolving Credit Facility	Dec. 31, 2013 LIBOR US$800 facility Revolving Credit Facility Minimum	Dec. 31, 2013 LIBOR US$800 facility Revolving Credit Facility Maximum	Mar. 05, 2013 NIBOR Floating interest rate bonds Senior Unsecured Bond	Jan. 31, 2012 NIBOR Floating interest rate bonds Senior Unsecured Bond	Oct. 17, 2013 NIBOR NOK1,500 Million Floating Interest Rate Bond Senior Unsecured Bond	Feb. 21, 2014 Metrogas Credit facility US$1,121 West Leo Subsequent Event USD ($)	Dec. 31, 2013 Debt Due to Related Parties Credit facility US$1,121 USD ($)	Dec. 31, 2013 Long-term Debt Credit facility US$1,121 USD ($)	Dec. 31, 2013 Sevan Drilling ASA Secured Debt USD ($) facility
Debt Instrument [Line Items]
Total debt	$ 13,466,000,000	$ 10,761,000,000		$ 0	$ 194,000,000	$ 227,000,000			$ 0	$ 83,000,000		$ 0	$ 69,000,000	$ 706,000,000	$ 882,000,000		$ 733,000,000	$ 867,000,000		$ 490,000,000	$ 560,000,000		$ 912,000,000	$ 1,019,000,000		$ 1,503,000,000	$ 1,750,000,000	$ 320,000,000	$ 360,000,000		$ 440,000,000	$ 495,000,000		$ 0	$ 731,000,000		$ 293,000,000	$ 101,000,000		$ 0	$ 450,000,000	$ 1,390,000,000		$ 0	$ 345,000,000	$ 0	$ 234,000,000	$ 0	$ 1,400,000,000	$ 0	$ 150,000,000	$ 150,000,000	$ 0	$ 450,000,000	$ 0	$ 8,976,000,000	$ 7,144,000,000	$ 0	$ 397,000,000	$ 0	$ 822,000,000	$ 387,000,000	$ 0	$ 362,000,000	$ 0	$ 383,000,000	$ 0	$ 0	$ 0	$ 1,132,000,000	$ 1,219,000,000	$ 2,584,000,000	$ 1,567,000,000	$ 577,000,000	$ 561,000,000	$ 3,161,000,000	$ 2,128,000,000	$ 197,000,000	1,499,000,000	$ 270,000,000									$ 342,000,000	$ 342,000,000								$ 49,000,000	300,000,000	$ 72,000,000		$ 52,000,000	$ 77,000,000	319,000,000	$ 96,000,000	590,000,000	$ 121,000,000				$ 387,000,000	$ 397,000,000		$ 383,000,000				$ 362,000,000				$ 1,800,000,000					$ 375,000,000	$ 150,000,000																												$ 472,600,000																																																$ 436,000,000	$ 840,000,000	$ 72,000,000
Less: current portion	(1,566,000,000)	(2,066,000,000)
Long-term portion	11,900,000,000	8,695,000,000
Debt, face amount			300,000,000				800,000,000	170,000,000			100,000,000					1,500,000,000	1,200,000,000		700,000,000						2,000,000,000					400,000,000		550,000,000	900,000,000			585,000,000		440,000,000		450,000,000			1,450,000,000											450,000,000																											525,000,000	480,000,000	1,750,000,000	475,000,000	225,000,000	1,250,000,000	1,800,000,000	350,000,000				1,000,000,000	1,000,000,000	650,000,000			850,000,000				904,000,000				1,011,000,000					420,000,000			700,000,000		390,000,000	1,400,000,000			375,000,000	1,400,000,000		1,800,000,000							1,800,000,000	1,800,000,000	500,000,000					1,400,000,000		350,000,000					300,000,000	360,000,000										1,121,000,000	1,121,000,000		1,500,000,000		1,500,000,000
Commitment fee (percentage)																										40.00%																																																																																																															40.00%
Number of tender rigs in an acquisition																																					2
Debt Instrument, Interest Rate, Stated Percentage																																																																																																																																			6.13%	4.94%																										6.18%
Number of Tranches																																																																																			2																																																													3
Number of ultra deepwater semi submersible rigs in an acquisition			2																			2
Assets pledged				607,000,000										1,721,000,000			1,426,000,000			1,085,000,000			1,205,000,000			2,377,000,000		708,000,000			785,000,000						488,000,000																	607,000,000																																																						211,000,000	171,000,000		577,000,000			458,000,000				617,000,000						231,000,000	225,000,000	234,000,000													208,000,000	217,000,000
Number of debt tranches				2
Description of variable rate basis																																																																																																																										LIBOR																																						LIBOR		LIBOR	LIBOR	LIBOR	LIBOR		LIBOR		LIBOR	LIBOR		LIBOR	LIBOR	LIBOR	LIBOR			LIBOR	LIBOR		LIBOR		LIBOR	LIBOR			LIBOR	LIBOR	LIBOR			LIBOR	LIBOR	LIBOR	LIBOR			LIBOR			NIBOR	NIBOR	NIBOR
Line of Credit Facility, Maximum Borrowing Capacity																																	375,000,000																																																																																																																								450,000,000
Amount drawn from the facility																																					320,000,000																																																																																																													120,000,000	120,000,000	120,000,000
Debt Instrument, Maturity Date																																																																																																														5 years																																		5 years
Interest rate added to LIBOR (in hundredths)																																																																																								6.50%																																		3.00%																																							2.75%	1.40%	2.50%	2.75%		3.00%		2.90%	4.30%		4.75%	0.75%	3.00%	2.75%		1.20%	3.00%	2.00%		1.75%		3.00%	3.25%		1.50%	2.25%	2.50%	2.00%		2.25%	3.00%	2.50%	2.25%	3.31%		0.90%	1.20%		1.70%	3.50%	3.75%	3.25%	4.40%
Proceeds from Long-term Lines of Credit																																																																																																																																													120,000,000	120,000,000
Debt collateral amount																																									678,000,000																																																																																												611,000,000	614,000,000	624,000,000															742,000,000	703,000,000	616,000,000
Maturity period of debt								6 years				6 years		5 years			5 years			5 years			7 years			6 years		5 years			5 years		5 years				5 years		1 year	1 year																				5 years																									2 years	2 years		5 years				5 years					8 years				8 years				12 years	12 years								5 years				6 years
Maturity date of debt																																																																																								October 2015				September 2017		October 2017
Payment due at maturity of debt				183,000,000										662,000,000			567,000,000			350,000,000			498,000,000			920,000,000		200,000,000			275,000,000		484,000,000				166,000,000
Line of Credit Facility, Remaining Borrowing Capacity																										80,000,000
Payment due for the first three installments																																		18,800,000
Subsequent quarterly installments																																		22,500,000
Debt repurchased																																																																																											8,000,000
Number of lender											2
Fixed interest rate (in hundredths)											3.03%																																																																																	5.625%		3.375%			4.56%				4.15%				4.15%	4.15%
Number of jack up drilling rigs in an acquisition																			7																		2
Number of drilling rigs in an acquisition																									6
Number of banking days																																																																																														10 days
Conversion price (in dollars per share)																																																																																														$ 38.92
Percentage of common shares premium (in hundredths)																																																																																														30.00%
Reduced conversion price (in dollars per share)																																																																																															$ 29.2103
Convertible bonds allocated to bond equity																																																																																														121,000,000
Convertible bonds allocated to bond liability																																																																																														529,000,000
Market price to nominal value (in hundredths)																																																																																															150.427%
Number of equity instruments issuable (in shares)																																																																																															22,252,424.6584252815
Equity ratio (in hundredths)																																																																								30.00%																								30.00%																																																																																																															30.00%
Debt covenant, cash and cash equivalents																																																																																																150,000,000																					75,000,000				25,000,000
Debt covenant, EBITDA to interest expense ratio																																																																																																2.5
Debt covenant, current assets to current liabilities ratio																																																																																																1
Debt covenant, percentage of shares in listed companies owned																																																																																																20.00%
Debt covenant, net debt to EBITDA																																																																																																4.5
Line of Credit Facility, Amount Outstanding																																																																																																																																								1,400,000,000									205,000,000				155,000,000								706,000,000
Increase in Fixed Interest Bond																																																																																																																											0.50%
Debt covenant, total liabilities to total assets																																																																																																																									0.8
Number of Facilities																																																																																																																																																																																																															2
Debt service cover ratio, minimum																																																																																																																																																																																																															1.1
Minimum Liquidity																																																																																																																																																																																																															25,000,000
Debt covenant, leverage on forward looking basis																																																																																																																																																																																																															5.25
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	1,566,000,000
2015	2,608,000,000
2016	1,586,000,000
2017	3,299,000,000
2018	2,321,000,000
2019 and thereafter	2,159,000,000
Effect of amortization of convertible bond	(73,000,000)
Total debt	$ 13,466,000,000	$ 10,761,000,000		$ 0	$ 194,000,000	$ 227,000,000			$ 0	$ 83,000,000		$ 0	$ 69,000,000	$ 706,000,000	$ 882,000,000		$ 733,000,000	$ 867,000,000		$ 490,000,000	$ 560,000,000		$ 912,000,000	$ 1,019,000,000		$ 1,503,000,000	$ 1,750,000,000	$ 320,000,000	$ 360,000,000		$ 440,000,000	$ 495,000,000		$ 0	$ 731,000,000		$ 293,000,000	$ 101,000,000		$ 0	$ 450,000,000	$ 1,390,000,000		$ 0	$ 345,000,000	$ 0	$ 234,000,000	$ 0	$ 1,400,000,000	$ 0	$ 150,000,000	$ 150,000,000	$ 0	$ 450,000,000	$ 0	$ 8,976,000,000	$ 7,144,000,000	$ 0	$ 397,000,000	$ 0	$ 822,000,000	$ 387,000,000	$ 0	$ 362,000,000	$ 0	$ 383,000,000	$ 0	$ 0	$ 0	$ 1,132,000,000	$ 1,219,000,000	$ 2,584,000,000	$ 1,567,000,000	$ 577,000,000	$ 561,000,000	$ 3,161,000,000	$ 2,128,000,000	$ 197,000,000	1,499,000,000	$ 270,000,000									$ 342,000,000	$ 342,000,000								$ 49,000,000	300,000,000	$ 72,000,000		$ 52,000,000	$ 77,000,000	319,000,000	$ 96,000,000	590,000,000	$ 121,000,000				$ 387,000,000	$ 397,000,000		$ 383,000,000				$ 362,000,000				$ 1,800,000,000					$ 375,000,000	$ 150,000,000																												$ 472,600,000																																																$ 436,000,000	$ 840,000,000	$ 72,000,000